TREASURY STOCK (Details) - USD ($)		12 Months Ended
	Dec. 10, 2018	Mar. 31, 2022	Mar. 31, 2020
Total consideration on repurchase of shares			$ 2,667,902
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Number of shares to be repurchased (in shares)	$ 25,000,000
Term of repurchase (in months)	12 months
Shares repurchased (in shares)		1,165,883
Total consideration on repurchase of shares		$ 3,988,370